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                 AIM LIBOR ALPHA FUND - CLASS A, C AND R SHARES

                         Supplement dated March 28, 2007
                    to the Prospectus dated February 28, 2007


Effective March 28, 2007, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(s)" on pages 6 and 7 of the prospectus:

    "Investment decisions for the fund are made by the investment management team at INVESCO Institutional. The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

    o Brian P. Norris, Portfolio Manager, INVESCO Institutional's Worldwide Fixed Income Group, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 2001.

    o Brian K. Caldwell, Portfolio Manager, INVESCO Institutional's Worldwide Fixed Income Group, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 1998.

    o Jennifer L. Gilmore, Portfolio Manager, INVESCO Institutional's Worldwide Fixed Income Group, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 1999.

    o J. Greg Wessel, Portfolio Manager, INVESCO Institutional's Worldwide Fixed Income Group, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 1995.

        More information on these portfolio managers may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

        The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."
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                          INSTITUTIONAL CLASS SHARES OF

                                 AIM CHINA FUND
                       AIM INTERNATIONAL TOTAL RETURN FUND
                                 AIM JAPAN FUND
                              AIM LIBOR ALPHA FUND

                         Supplement dated March 28 2007
                    to the Prospectus dated February 28, 2007


Effective March 28, 2007, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(s) -- LIBOR ALPHA" on page 14 of the prospectus:

    "Investment decisions for the fund are made by the investment management team at INVESCO Institutional.

    o Brian P. Norris, Portfolio Manager, INVESCO Institutional's Worldwide Fixed Income Group, who has been responsible for the fund since 2007 and has been associated with INVESCO Institutional and/or its affiliates since 2001.

    o Brian K. Caldwell, Portfolio Manager, INVESCO Institutional's Worldwide Fixed Income Group, who has been responsible for the fund since 2007 and has been associated with INVESCO Institutional and/or its affiliates since 1998.

    o Jennifer L. Gilmore, Portfolio Manager, INVESCO Institutional's Worldwide Fixed Income Group, who has been responsible for the fund since 2007 and has been associated with INVESCO Institutional and/or its affiliates since 1999.

    o J. Greg Wessel, Portfolio Manager, INVESCO Institutional's Worldwide Fixed Income Group, who has been responsible for the fund since 2007 and has been associated with INVESCO Institutional and/or its affiliates since 1995. "